PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4 - PROPERTY AND EQUIPMENT, NET

Composition:

	December 31,
	2 0 2 1	2 0 2 0
Cost:
Office furniture and equipment	723	221
Laboratory equipment	1,721	1,163
Computers and auxiliary equipment	540	432
	2,984	1,816
Accumulated depreciation	1,191	993
Property and equipment, net	1,793	823

Depreciation expenses amounted to $205, $148 and $115 for the years ended December 31, 2021, 2020 and 2019, respectively.